RiverPark Large Growth Fund June 30, 2021 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 98.4%**
Communication Services – 19.5%
Alphabet, Cl A *	746	$1,822
Alphabet, Cl C *	741	1,857
Facebook, Cl A *	6,736	2,342
Pinterest, Cl A *	39,940	3,153
Snap, Cl A *	42,398	2,889
Twitter *	32,472	2,234
Walt Disney	12,362	2,173
Zillow Group, Cl A *	10,515	1,289
		17,759
Consumer Discretionary – 10.0%
Amazon.com *	1,080	3,716
Booking Holdings *	886	1,939
Farfetch, Cl A *	24,747	1,246
NIKE, Cl B	14,159	2,187
		9,088
Financials – 12.7%
Apollo Global Management, Cl A	33,304	2,072
Blackstone Group, Cl A (a)	42,380	4,117
Charles Schwab	36,195	2,635
KKR	46,627	2,762
		11,586
Health Care – 17.9%
DexCom *	5,490	2,344
Exact Sciences *	15,358	1,909
Illumina *	5,548	2,625
Intuitive Surgical *	2,451	2,254
IQVIA Holdings *	8,899	2,157
UnitedHealth Group	5,088	2,038
Zoetis, Cl A	16,238	3,026
		16,353
Industrials – 2.0%
Uber Technologies *	35,443	1,776

Information Technology – 33.3%
Adobe *	3,232	1,893
Apple	23,111	3,165
Autodesk *	6,917	2,019
Mastercard, Cl A	5,635	2,057
Microsoft	13,808	3,741
PayPal Holdings *	8,063	2,350
RingCentral, Cl A *	6,531	1,898
ServiceNow *	3,444	1,893
Shopify, Cl A *	2,188	3,197

Description	Shares	Value (000)
Snowflake, Cl A *	7,068	$1,709
Square, Cl A *	8,344	2,034
Twilio, Cl A *	5,883	2,319
Visa, Cl A	8,727	2,040
		30,315
Real Estate – 3.0%
American Tower REIT, Cl A	5,351	1,445
Equinix REIT	1,656	1,329
		2,774
Total Common Stock
(Cost $44,046) (000)		89,651

Total Investments — 98.4%
(Cost $44,046) (000)		$89,651

As of June 30, 2021, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2021 there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $91,147 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Security considered Master Limited Partnership. At June 30, 2021, these securities amounted to $4,117 (000) or 4.5% of Net Assets.

Cl — Class

REIT — Real Estate Investment Trust

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2100

Wedgewood Fund June 30, 2021 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 99.1%**
Communication Services – 22.3%
Alphabet, Cl A *	1,613	$3,939
Electronic Arts	11,915	1,714
Facebook, Cl A *	9,558	3,323
		8,976
Consumer Discretionary – 12.2%
Booking Holdings *	400	875
Starbucks	15,805	1,767
Tractor Supply	12,111	2,254
		4,896
Financials – 9.4%
First Republic Bank	7,313	1,369
Progressive	14,810	1,454
S&P Global	2,380	977
		3,800
Health Care – 6.7%
Edwards Lifesciences *	26,155	2,709

Industrials – 7.2%
Copart *	12,798	1,687
Old Dominion Freight Line	4,709	1,195
		2,882
Information Technology – 41.3%
Apple	17,300	2,369
CDW	12,320	2,152
Keysight Technologies *	12,880	1,989
Microsoft	8,010	2,170
Motorola Solutions	12,905	2,798
PayPal Holdings *	8,634	2,517
Taiwan Semiconductor Manufacturing ADR	7,796	937
Visa, Cl A	7,228	1,690
		16,622
Total Common Stock
(Cost $23,803) (000)		39,885

Total Investments — 99.1%
(Cost $23,803) (000)		$39,885

As of June 30, 2021, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.For the period ended June 30, 2021 there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $40,262 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2100

RiverPark Short Term High Yield Fund June 30, 2021 (Unaudited)

Description		Face Amount (000)‡	Value (000)
Schedule of Investments
Corporate Obligations — 69.3%
Communication Services – 19.4%
CCO Holdings
4.000%, 03/01/23 (a)		19,569	$19,779
Cogent Communications Group
5.375%, 03/01/22 (a)		7,910	8,071
CSC Holdings
6.750%, 11/15/21		43,329	44,287
DISH DBS
5.875%, 07/15/22		18,272	19,084
Level 3 Financing
5.375%, 05/01/25		21,148	21,624
Linkem
6.000%, VAR Euribor 3 Month+6.000%, 08/09/22 (a)	EUR	27,399	32,615
Lumen Technologies
5.800%, 03/15/22		7,191	7,409
Meredith
6.500%, 07/01/25 (a)		3,547	3,836
Sirius XM Radio
4.625%, 07/15/24 (a)		12,053	12,399
3.875%, 08/01/22 (a)		20,545	20,608
Videotron
5.000%, 07/15/22		22,238	23,192
			212,904
Consumer Discretionary – 12.4%
1011778 BC ULC
4.250%, 05/15/24 (a)		31,521	31,887
APX Group
7.875%, 12/01/22		14,219	14,324
7.625%, 09/01/23		19,400	19,958
At Home Holding III
8.750%, 09/01/25 (a)		10,223	11,431
Everi Payments
7.500%, 12/15/25 (a)		9,290	9,655
Ford Motor Credit
5.875%, 08/02/21		30,301	30,493
3.813%, 10/12/21		900	908
K Hovnanian Enterprises
10.000%, 07/15/22 (a)		7,440	7,544
LGI Homes
6.875%, 07/15/26 (a)		10,180	10,572
			136,772
Consumer Staples – 5.6%
B&G Foods
5.250%, 04/01/25		11,000	11,312

Description	Face Amount (000)‡	Value (000)
Fresh Market
9.750%, 05/01/23 (a)	32,619	$33,562
Ingles Markets
5.750%, 06/15/23	8,294	8,312
Performance Food Group
5.500%, 06/01/24 (a)	4,280	4,298
Safeway
4.750%, 12/01/21	4,544	4,613
		62,097
Energy – 11.1%
Callon Petroleum
6.250%, 04/15/23	57,434	57,536
6.250%, 04/15/23	5,390	5,400
SunCoke Energy Partners
7.500%, 06/15/25 (a)	56,750	58,966
		121,902
Financials – 1.6%
Donnelley Financial Solutions
8.250%, 10/15/24	752	781
Genworth Holdings
7.625%, 09/24/21	1,479	1,505
Navient
7.250%, 01/25/22	14,687	15,252
		17,538
Health Care – 2.9%
AHP Health Partners
9.750%, 07/15/26 (a)	2,683	2,889
Jaguar Holding II
4.625%, 06/15/25 (a)	20,688	21,764
Surgery Center Holdings
6.750%, 07/01/25 (a)	7,006	7,164
		31,817
Industrials – 7.8%
Altera Shuttle Tankers
7.125%, 08/15/22	4,000	4,062
Ardagh Packaging Finance
6.000%, 02/15/25 (a)	6,785	7,017
BWX Technologies
5.375%, 07/15/26 (a)	16,294	16,735
Hawaiian Airlines Pass-Through Certificates, Ser 2013-1, Cl B
4.950%, 01/15/22	5,848	5,842
Hertz
7.625%, 06/01/22 (a) (b)	1,597	1,788
Hillman Group
6.375%, 07/15/22 (a)	20,583	20,622

RiverPark Short Term High Yield Fund June 30, 2021 (Unaudited)

Description	Face Amount (000)‡/Shares	Value (000)
Icahn Enterprises
6.750%, 02/01/24	2,095	$2,146
WESCO Distribution
5.375%, 06/15/24	27,965	28,343
		86,555
Information Technology – 4.7%
Nuance Communications
5.625%, 12/15/26	17,825	18,661
Sprint
7.250%, 09/15/21	29,972	30,477
Sprint Communications
11.500%, 11/15/21	2,622	2,720
		51,858
Materials – 1.9%
Nouryon Holding BV
8.000%, 10/01/26 (a)	14,310	15,187
United States Steel
6.875%, 08/15/25	5,555	5,692
		20,879
Real Estate – 1.9%
ESH Hospitality
5.250%, 05/01/25 (a)	20,292	20,695

Total Corporate Obligations
(Cost $760,423) (000)		763,017

Special Purpose Acquisition Companies — 11.6%
Common Stock– 11.6%
Diversified Financials – 11.6%
890 5th Avenue Partners, Cl A *	711,111	7,011
ACON S2 Acquisition, Cl A	109,000	1,079
Aldel Financial, Cl A *	249,500	2,458
Alkuri Global Acquisition, Cl A *	395,338	3,914
Ascendant Digital Acquisition, Cl A *	535,573	5,329
Aurora Acquisition, Cl A	8,900	88
Austerlitz Acquisition I, Cl A *	1,021,124	10,129
Cerberus Telecom Acquisition, Cl A *	339,141	3,368
Consonance-HFW Acquisition, Cl A *	18,249	181
D8 Holdings, Cl A *	325,464	3,245
Decarbonization Plus Acquisition II, Cl A *	289,231	2,855

Description	Shares/Face Amount (000)‡	Value (000)
Foresight Acquisition, Cl A *	369,075	$3,650
Fusion Acquisition, Cl A *	26,707	266
Galileo Acquisition *	300,000	3,000
GigCapital4 *	230,849	2,274
Good Works Acquisition *	50,000	497
Gores Metropoulos II, Cl A *	325,239	3,217
ION Acquisition 2, Cl A *	150,000	1,483
Leo Holdings III, Cl A *	92,976	918
Live Oak Acquisition II, Cl A *	1,446,711	14,351
M3-Brigade Acquisition II, Cl A *	143,007	1,390
Montes Archimedes Acquisition, Cl A *	73,196	724
NavSight Holdings *	50,000	499
NextGen Acquisition *	50,000	497
Pioneer Merger, Cl A *	50,000	495
PTK Acquisition *	165,200	1,637
Roth Ch Acquisition II *	13,105	130
Rotor Acquisition, Cl A *	1,252,430	12,499
SCVX *	140,745	1,392
Seaport Global Acquisition,Cl A *	124,570	1,241
Seven Oaks Acquisition, Cl A *	829,400	8,203
Soaring Eagle Acquisition, Cl A *	250,000	2,490
Star Peak II, Cl A	800,000	7,920
Thimble Point Acquisition, Cl A *	1,285,729	12,716
Virtuoso Acquisition, Cl A	68,918	684
VPC Impact Acquisition Holdings III, Cl A *	400,000	3,956
Yucaipa Acquisition, Cl A	231,387	2,284
Total Special Purpose Acquisition Companies
(Cost $127,846) (000)		128,070

Trade Claims — 2.1%
Energy – 2.1%
Brazos Electric Power *	25,659	23,093

Total Trade Claims
(Cost $23,253) (000)		23,093

RiverPark Short Term High Yield Fund June 30, 2021 (Unaudited)

Description	Face Amount (000)‡/ Shares/ Number of Warrants	Value (000)
Convertible Bond — 1.6%
Energy – 1.6%
Ship Finance International CV to 65.8012
5.750%, 10/15/21	17,252	$17,576

Total Convertible Bond
(Cost $17,362) (000)		17,576

Preferred Stock — 0.2%
Financials – 0.2%
Huntington Bancshares
6.250%	98,900	2,474

Total Preferred Stock
(Cost $2,509) (000)		2,474

Municipal Bond — 0.1%
Puerto Rico – 0.1%
Puerto Rico, Highway & Transportation Authority
5.606%, 07/01/21	1,400	1,400

Total Municipal Bond
(Cost $1,400) (000)		1,400

Warrant — 0.0%
Financials – 0.0%
Aldel Financial, Cl A *
Expires 1/3/2028, Strike Price 11.50	124,750	122

Total Warrant
(Cost $111) (000)		122

Bank Loan Obligations — 14.6%
Automobile – 2.3%
Hertz Corporation, The, Loan (DIP), 1st Lien
8.250%, VAR LIBOR+0.073%, 12/31/21 (c)	25,219	25,261

Description	Face Amount (000)‡	Value (000)
Building Materials – 1.3%
Forterra Finance, LLC, Replacement Term Loan
4.000%, VAR LIBOR+0.030%, 10/25/23	14,072	$14,069

Consumer Discretionary – 2.6%
Golden Nugget Online Gaming, Inc., 2020 Initial Term Loan, 1st Lien
13.000%, VAR LIBOR+0.120%, 10/04/23	10,957	12,162
Jo-Ann Stores, LLC, Initial Loan, 1st Lien
6.000%, 10/20/23 (c)	16,186	16,161
		28,323
Diversified/Conglomerate Service – 0.8%
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR LIBOR+0.025%, 03/01/24	8,528	8,517

Gaming/Leisure – 0.5%
Diamond Resorts Corp, Term B Loan
4.750%, VAR LIBOR+0.038%, 09/02/23	5,820	5,819

Health Care – 3.5%
Mallinckrodt International, 1st Lien
0.000%, 02/28/22 (c)	39,440	38,750

Home and Office Furnishings, Housewares and Durable Consumer Products – 0.2%
Hillman Group, Inc., The, Initial Term Loan, 1st Lien
4.115%, VAR LIBOR+0.040%, 05/30/25	1,642	1,637

Publishing – 1.3%
Meredith Corporation, Tranche B-3 Term Loan, 1st Lien
5.250%, VAR LIBOR+0.043%, 01/31/25 (c)	2,652	2,708

RiverPark Short Term High Yield Fund June 30, 2021 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Meredith, Term loan
2.646%, 01/31/25 (c)	11,785	$11,729
		14,437
Telecommunications – 2.1%
Cincinnati Bell Inc., Tranche B Term Loan, 1st Lien
4.250%, VAR LIBOR+0.033%, 10/02/24	15,711	15,684
Colorado Buyer Second Lien
8.250%, 05/01/25	5,000	4,944
Intelsat Jackson Holdings S.A., DIP Facility, 1st Lien
6.500%, VAR LIBOR+0.055%, 07/13/22	3,010	3,027
		23,655
Total Bank Loan Obligations
(Cost $160,843) (000)		160,468

Total Investments — 99.5%
(Cost $1,093,747) (000)		$1,096,220

A list of the open forward foreign currency contracts held by the Fund at June 30, 2021, is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation
Brown Brothers Harriman	07/07/21	EUR	27,804	USD	33,737	$765
						$765

The following is a list of the inputs used as of June 30, 2021 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$763,017	$—	$763,017
Special Purpose Acquisition Companies	128,070	—	—	128,070
Trade Claims	—	23,093	—	23,093
Convertible Bond	—	17,576	—	17,576
Preferred Stock	2,474	—	—	2,474
Municipal Bond	—	1,400	—	1,400
Warrant	—	122	—	122
Bank Loan Obligations	$—	$160,468	$—	$160,468
Total Investments in Securities	$130,544	$965,676	$—	$1,096,220

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$765	$—	$765
Total Other Financial Instruments	$—	$765	$—	$765

*	Forward contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2021 there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $1,101,726 (000).
‡	In U.S. Dollar unless otherwise indicated.
*	Non-income producing security.
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2021, these securities amounted to $379,085 (000) or 34.4% of Net Assets.
(b)	Security in default on interest payments.
(c)	Unsettled bank loan. Interest rate may not be available.

Cl — Class

CV — Convertible Security

DIP — Debtor in Possession

EUR — Euro

EURIBOR— Euro London Interbank Offered Rate

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

Ser — Series

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR— Variable Rate

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2100

RiverPark Long/Short Opportunity Fund June 30, 2021 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 95.0%**
Communication Services – 20.9%
Alphabet, Cl A *(a)	4,966	$12,126
Alphabet, Cl C *(a)	4,951	12,409
Facebook, Cl A *	46,248	16,081
Pinterest, Cl A *(a)	250,869	19,806
Snap, Cl A *	334,630	22,801
Twitter *	225,473	15,515
Walt Disney (a)	64,981	11,422
		110,160
Consumer Discretionary – 7.7%
Amazon.com *	7,323	25,192
Farfetch, Cl A *(a)	105,899	5,333
NIKE, Cl B (a)	65,554	10,128
		40,653
Financials – 13.1%
Apollo Global Management, Cl A	205,912	12,808
Blackstone Group, Cl A (b) (c)	276,415	26,851
KKR	368,003	21,800
SoFi Technologies *	403,185	7,729
		69,188
Health Care – 18.6%
DexCom *	32,383	13,827
Exact Sciences *(a)	90,797	11,287
Illumina *(a)	33,991	16,085
Intuitive Surgical *(a)	9,927	9,129
IQVIA Holdings *(b)	76,361	18,504
UnitedHealth Group (a)	23,334	9,344
Zoetis, Cl A	107,403	20,016
		98,192
Industrials – 3.5%
Blade Air Mobility *	600,780	6,308
Uber Technologies *(a)	242,277	12,143
		18,451
Information Technology – 28.3%
Adobe *(a)(b)	17,526	10,264
Apple	152,828	20,931
Autodesk *(a)	18,731	5,468
Mastercard, Cl A (a)	20,679	7,550
Microsoft	85,086	23,050
PayPal Holdings *	54,764	15,963
RingCentral, Cl A *	37,350	10,853
ServiceNow *(a)	22,874	12,570
Shopify, Cl A *(a)	10,081	14,728
Square, Cl A *(a)	20,467	4,990

Description	Shares	Value (000)
Information Technology – continued
Twilio, Cl A *(a)	29,230	$11,521
Visa, Cl A (a)	25,568	5,978
WM Technology *	277,296	4,953
		148,819
Real Estate – 2.9%
American Tower REIT, Cl A (a)(b)	27,525	7,435
Equinix (a)	9,809	7,873
		15,308
Total Common Stock
(Cost $306,265) (000)		500,771

Total Investments — 95.0%
(Cost $306,265) (000)		$500,771

A list of open swap agreements held by the Fund at June 30, 2021 was as follows:

RiverPark Long/Short Opportunity Fund June 30, 2021 (Unaudited)

Equity Swap
Company Reference	Counterparty	Receive (Pay)	Payment Frequency	Termination Date	Notional Amount(000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
Adobe Systems	Goldman Sachs International	Fed Funds - 0.50%	Maturity	02/24/2022	$2,582	$3,322	$740
Alphabet, Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	10/13/2021	251	402	151
Alphabet, Class C	Goldman Sachs International	Fed Funds - 0.50%	Maturity	10/13/2021	247	402	155
AT&T	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	04/05/2022	(3,903)	(4,077)	(174)
Autodesk	Goldman Sachs International	Fed Funds - 0.50%	Maturity	11/30/2021	7,045	7,649	604
Booking Holdings	Goldman Sachs International	Fed Funds - 0.50%	Maturity	03/02/2022	9,666	10,771	1,105
Boston Properties	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/21/2022	(2,313)	(2,428)	(115)
Campbell Soup	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/18/2022	(3,179)	(3,169)	10
Cerner Corp	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/06/2022	(4,092)	(4,118)	(26)
Chegg	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/15/2022	(2,303)	(2,411)	(108)
Coca Cola Company	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/10/2022	(3,019)	(3,330)	(311)
Dexcom	Goldman Sachs International	Fed Funds - 0.50%	Maturity	05/25/2022	393	404	11
Domino's Pizza	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	02/08/2022	(3,929)	(4,855)	(926)
Exact Sciences Corp	Goldman Sachs International	Fed Funds - 0.50%	Maturity	05/09/2022	505	468	(37)
Farfetch	Goldman Sachs International	Fed Funds - 0.50%	Maturity	05/09/2022	2,038	2,010	(28)
Federal Realty Investment Trust	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/18/2022	(2,287)	(2,624)	(337)
Flextronics International Ltd	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/10/2022	(3,992)	(3,715)	277
Gap	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/18/2022	(4,577)	(4,605)	(28)
General Mills	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	11/30/2021	(4,090)	(4,331)	(241)
Harley-Davidson	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/18/2022	(3,705)	(4,080)	(375)
Hewlett-Packard	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/21/2022	(5,077)	(4,672)	405
Illumina	Goldman Sachs International	Fed Funds - 0.50%	Maturity	02/15/2022	1,022	1,295	273
Intuitive Surgical	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/07/2022	3,874	4,987	1,113
Iron Mountain	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/18/2022	(4,735)	(5,235)	(500)
JM Smucker	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/04/2022	(3,966)	(4,595)	(629)
Kellogg	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	11/30/2021	(4,292)	(4,607)	(315)
Keurig Dr Pepper	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/10/2022	(3,998)	(4,453)	(455)
Kimco Realty	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/10/2022	(2,088)	(2,488)	(400)
Kraft Heinz	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/02/2022	(3,945)	(3,965)	(20)
Kroger	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/04/2022	(3,013)	(3,532)	(519)
Lumen Technologies	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/04/2022	(3,480)	(4,240)	(760)
Mastercard	Goldman Sachs International	Fed Funds - 0.50%	Maturity	05/09/2022	10,499	10,404	(95)
Mondelez International, Class A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	12/14/2021	(3,976)	(4,536)	(560)
New York Times, Class A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/14/2022	(3,450)	(3,053)	397
Nielsen Holdings PLC	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/10/2022	(3,940)	(4,280)	(340)
Nike, Class B	Goldman Sachs International	Fed Funds - 0.50%	Maturity	08/25/2021	1,690	2,682	992
Peloton Interactive, Class A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	04/25/2022	(4,092)	(5,085)	(993)
Pepsico	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/10/2022	(3,585)	(3,854)	(269)
Pinterest, Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	05/09/2022	541	535	(6)
Regency Centers Corp	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/10/2022	(2,004)	(2,528)	(524)
Schwab Charles Corp New	Goldman Sachs International	Fed Funds - 0.50%	Maturity	03/02/2022	12,454	17,479	5,025
Servicenow	Goldman Sachs International	Fed Funds - 0.50%	Maturity	05/17/2022	438	437	(1)
Shopify, Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	05/23/2022	5,143	6,551	1,408
Simon Property Group	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/14/2021	(1,911)	(2,699)	(788)
Snowflake, Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	05/11/2022	8,848	10,684	1,836
Spdr S&P 500 ETF Trust	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/06/2022	(61,323)	(63,150)	(1,827)
Square	Goldman Sachs International	Fed Funds - 0.50%	Maturity	03/09/2022	8,409	8,734	325
Twenty-First Century Fox, Class A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/18/2022	(3,165)	(3,727)	(562)

RiverPark Long/Short Opportunity Fund June 30, 2021 (Unaudited)

Equity Swap
Company Reference	Counterparty	Receive (Pay)	Payment Frequency	Termination Date	Notional Amount(000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
Twilio, Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	02/15/2022	$3,136	$3,494	$358
Uber Technologies	Goldman Sachs International	Fed Funds - 0.50%	Maturity	05/09/2022	1,815	1,581	(234)
Unitedhealth Group	Goldman Sachs International	Fed Funds - 0.50%	Maturity	03/03/2022	2,800	3,257	457
Verizon	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/24/2022	(3,695)	(3,549)	146
Visa	Goldman Sachs International	Fed Funds - 0.50%	Maturity	08/25/2021	6,539	7,632	1,093
Vornado Realty Trust	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/10/2022	(3,200)	(3,710)	(510)
Wal Mart Stores	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/18/2022	(4,685)	(4,750)	(65)
Walt Disney Company	Goldman Sachs International	Fed Funds - 0.50%	Maturity	05/09/2022	7,310	6,806	(504)
Zillow Group, Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/20/2022	7,460	7,942	482
Zoom Video Communications, Class A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	04/25/2022	(3,816)	(4,636)	(820)
							$2,961

The following is a list of the inputs used as of June 30, 2021 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$500,771	$—	$—	$500,771
Total Investments in Securities	$500,771	$—	$—	$500,771

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Swaps‡
Unrealized Appreciation	$17,363	$—	$—	$17,363
Unrealized Depreciation	(14,402)	—	—	(14,402)
Total Other Financial Instruments	$2,961	$—	$—	$2,961

‡	Equity Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2021 there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $527,053 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Inclusive of accrued dividends and interest related to Total Return Swaps.
(a)	Underlying security for a Total Return Swap.
(b)	This Security or a partial position of this security has been committed as collateral. The aggregate market value of the collateral as of June 30, 2021 was $56,824 (000).
(c)	Security considered Master Limited Partnership. At June 30, 2021, these securities amounted to $26,851 (000) or 5.1% of Net Assets.

Cl — Class

ETF — Exchange Traded Fund

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor's

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2100

RiverPark Strategic Income Fund June 30, 2021 (Unaudited)

Description		Face Amount (000)‡	Value (000)
Schedule of Investments
Corporate Obligations — 48.2%
Communication Services – 5.1%
BuzzFeed
7.000%, 09/30/26 (k)	CAD	5,400	$—
Connect Finco SARL
6.750%, 10/01/26 (a)		4,804	5,091
Getty Images
9.750%, 03/01/27 (a)		280	301
Linkem
6.000%, VAR Euribor 3 Month+6.000%, 08/09/22 (a)	EUR	4,675	5,565
Sirius XM Radio
5.375%, 07/15/26 (a)		367	380
			11,337
Consumer Discretionary – 9.5%
99 Escrow Issuer
7.500%, 01/15/26 (a)		4,501	4,397
Anagram International
15.000%cash/0% PIK, 08/15/25 (a)		1,569	1,813
APX Group
7.875%, 12/01/22		5,433	5,473
At Home Holding III
8.750%, 09/01/25 (a)		1,467	1,640
Crocs
4.250%, 03/15/29 (a)		1,018	1,041
Diamond Sports Group
12.750%, 12/01/26 (a)		2,272	1,761
FXI Holdings
12.250%, 11/15/26 (a)		1,639	1,892
Georg Jensen
6.000%, VAR Euribor 3 Month+6.000%, 05/15/23	EUR	500	594
Hercules Achievement
9.000%, VAR ICE LIBOR USD 3 Month+8.000%, 12/22/24 (a)		554	557
Jacktel
10.000%, 12/04/23		514	516
10.000%, 12/04/23 (a)		1,786	268
Lifefit Group Midco GmbH
7.500%, VAR Euribor 3 Month+7.500%, 07/26/23	EUR	1,160	1,331
			21,283
Consumer Staples – 2.9%
Chobani
7.500%, 04/15/25 (a)		1,921	2,002

Description		Face Amount (000)‡	Value (000)
Fresh Market
9.750%, 05/01/23 (a)		3,549	$3,652
Grieg Seafood
3.590%, VAR NIBOR 3 Month+3.400%, 06/25/25 (a)	NOK	6,500	739
			6,393
Energy – 4.1%
Martin Midstream Partners
11.500%, 02/28/25 (a)		1,838	1,914
10.000%, 02/29/24 (a)		3,457	3,557
PBF Logistics
6.875%, 05/15/23		2,624	2,581
Rockpoint Gas Storage Canada
7.000%, 03/31/23 (a)		936	959
Sanjel
0.000%, 12/19/69 (b) (c) (d) (e)		2,700	—
0.000%, 12/29/69 (b) (c) (e)		101	—
0.000%, 12/29/69 (b) (c) (e)		101	—
0.000%, 12/29/69 (b) (c) (e)		101	—
0.000%, 12/29/69 (b) (c) (e)		101	—
0.000%, 12/29/69 (b) (c) (e)		101	—
0.000%, 12/29/69 (b) (c) (e)		101	—
0.000%, 12/29/69 (b) (c) (e)		101	—
0.000%, 06/19/70 (b) (c) (e)		101	—
			9,011
Financials – 5.8%
Aker Horizons
3.510%, VAR NIBOR 3 Month+3.250%, 08/15/25	NOK	12,500	1,434
Donnelley Financial Solutions
8.250%, 10/15/24		679	706
Hunt
5.250%, 04/15/29 (a)		5,090	4,953
LR Global Holding GmbH
7.250%, VAR Euribor 3 Month+7.250%, 02/03/25	EUR	1,445	1,777
StoneX Group
8.625%, 06/15/25 (a) (f)		3,437	3,681
VNV Global
5.750%, 10/04/22	SEK	2,250	272
			12,823
Health Care – 0.7%
Surgery Center Holdings
6.750%, 07/01/25 (a)		1,600	1,636

RiverPark Strategic Income Fund June 30, 2021 (Unaudited)

Description		Face Amount (000)‡	Value (000)
Industrials – 6.9%
Borealis Finance
7.500%, 11/16/23 (a)		603	$618
Hawaiian Airlines Pass-Through Certificates, Ser 2013-1, Cl B
4.950%, 01/15/22		438	437
Hawaiian Airlines Pass-Through Certificates, Ser 2013-1, Cl A
3.900%, 01/15/26		4,725	4,632
HC2 Holdings
8.500%, 02/01/26 (a) (f)		5,813	5,801
Icahn Enterprises
5.250%, 05/15/27 (a)		2,749	2,847
StorCentric Peleus Insurance Co
5.875%, 02/19/23 (a)		844	843
			15,178
Information Technology – 7.6%
Dell International
7.125%, 06/15/24 (a)		4,069	4,183
Diebold Nixdorf
8.500%, 04/15/24		2,468	2,530
DUO Bidco
5.350%, VAR NIBOR 3 Month+5.000%, 04/12/26	NOK	4,589	541
Elastic
4.125%, 07/15/29 (a)		369	369
LINK Mobility Group Holding
3.375%, 12/15/25	EUR	4,900	5,846
MicroStrategy
6.125%, 06/15/28 (a)		3,189	3,189
NortonLifeLock
5.000%, 04/15/25 (a)		162	165
			16,823
Materials – 5.6%
Briggs & Stratton
6.875%, 12/15/20 (e)		67	6
Copper Mountain Mining
8.000%, 04/09/26 (a)		7,300	7,610
Modex
7.990%, VAR NIBOR 3 Month+7.750%, 03/02/26	NOK	9,200	1,085
Tacora Resources
8.250%, 05/15/26 (a)		3,661	3,794
			12,495
Total Corporate Obligations
(Cost $108,107) (000)			106,979

Description	Shares	Value (000)
Special Purpose Acquisition Companies — 12.9%
Common Stock– 12.9%
Diversified Financials – 12.9%
Adit EdTech Acquisition *	13,586	$132
Alkuri Global Acquisition, Cl A *	13,586	134
Anzu Special Acquisition I *	23,739	237
Ares Acquisition *	17,341	173
Athena Technology Acquisition *	15,356	153
Athlon Acquisition, Cl A *	13,586	131
Atlantic Avenue Acquisition, Cl A *	117,481	1,141
Authentic Equity Acquisition, Cl A *	13,586	132
BGP Acquisition, Cl A *	82,036	804
Bite Acquisition *	17,030	165
Carney Technology Acquisition II, Cl A *	200,449	1,944
Cartesian Growth, Cl A *	46,189	447
Cascade Acquisition, Cl A *	50,126	495
CBRE Acquisition Holdings, Cl A *	31,106	302
Cerberus Telecom Acquisition (k) *	31,668	—
Cerberus Telecom Acquisition, Cl A *	52,263	519
CF Acquisition IV, Cl A *	27,235	264
CF Acquisition VI *	27,466	268
Churchill Capital V, Cl A *	9,218	93
Clarim Acquisition, Cl A *	25,893	250
Cohn Robbins Holdings, Cl A *	18,189	179
COVA Acquisition, Cl A *	13,586	132
DHB Capital, Cl A *	5,295	52
Disruptive Acquisition I, Cl A *	38,088	369
EJF Acquisition, Cl A *	30,285	293
Elliott Opportunity II *	293,167	2,935
Empowerment & Inclusion Capital I, Cl A *	25,567	250
EQ Health Acquisition, Cl A *	13,586	131
Equity Distribution Acquisition, Cl A *	35,502	350
Fintech Evolution Acquisition Group, Cl A *	13,586	131
Forum Merger IV, Cl A *	33,205	323
G Squared Ascend II *	36,871	369
Genesis Park (k) *	122,000	—
GigInternational1 *	35,394	357
Global Partner Acquisition II, Cl A *	16,501	160
Golden Falcon Acquisition, Cl A *	51,001	496
Gores Guggenheim *	35,928	360

RiverPark Strategic Income Fund June 30, 2021 (Unaudited)

Description	Shares	Value (000)
Hamilton Lane Alliance Holdings I, Cl A *	31,337	$306
Healthcare Services Acquisition, Cl A *	13,586	132
Ignyte Acquisition *	13,586	132
Isleworth Healthcare Acquisition *	30,282	297
Itiquira Acquisition, Cl A *	13,586	131
Jack Creek Investment, Cl A *	13,586	131
KINS Technology Group, Cl A *	31,314	309
Live Oak (k) *	245,692	—
Marlin Technology, Cl A *	15,099	152
Mason Industrial Technology, Cl A *	277,191	2,677
Noble Rock Acquisition *	8,833	88
North Atlantic Acquisition, Cl A *	13,586	132
Oaktree Acquisition II, Cl A *	33,720	333
Omnichannel Acquisition, Cl A *	233,921	2,299
One Equity Partners Open Water I, Cl A *	25,590	249
Oyster Enterprises Acquisition, Cl A *	13,586	131
Peridot Acquisition II, Cl A *	23,488	229
Pontem, Cl A *	3,197	31
PWP Forward Acquisition I *	7,776	77
RMG Acquisition III, Cl A *	27,407	267
Roth Ch Acquisition II *	37,640	374
RXR Acquisition *	3,782	38
Seven Oaks Acquisition, Cl A *	22,979	227
Silver Crest Acquisition, Cl A *	13,586	131
Stratim Cloud Acquisition *	76,033	760
Supernova Partners Acquisition III *	2,876	29
Tailwind International Acquisition, Cl A *	38,400	371
Tailwind Two Acquisition, Cl A *	38,624	373
Tech and Energy Transition, Cl A *	15,353	148
Tekkorp Digital Acquisition, Cl A *	70,000	682
Thimble Point Acquisition, Cl A *	18,869	187
Tishman Speyer Innovation II, Cl A *	47,169	466
Vector Acquisition II (k) *	124,533	—
Vector Acquisition II, Cl A *	194,509	1,931
Z-Work Acquisition *	14,413	144
		28,635

Description	Number of Warrants/Shares	Value (000)
Warrant– 0.0%
Diversified Financials – 0.0%
Cartesian Growth, Cl A
Strike Price $11.500, Expires 01/03/28 *	15	$13
Clarim Acquisition, Cl A
Strike Price $11.500, Expires 01/03/28 *	9	8
DHB Capital, Cl A
Strike Price $11.500, Expires Date 03/18/28 *	2	2
EJF Acquisition, Cl A
Strike Price $11.500, Expires 03/03/27 *	7	6
Empowerment & Inclusion Capital I, Cl A
Strike Price $11.500, Expires 01/03/28 *	6	4
Forum Merger IV, Cl A
Strike Price $11.500, Expires 01/03/28 *	7	9
Tailwind International Acquisition
Strike Price $11.500, Expires 03/04/28 *	13	12
Tishman Speyer Innovation II, Cl A
Strike Price $11.500, Expires 01/03/28 *	0	—
		54
Total Special Purpose Acquisition Companies
(Cost $28,396) (000)		28,689

Common Stock — 6.7%
Consumer Discretionary – 1.8%
Appvion * (b) (d)	305,017	3,941

Energy – 1.5%
Crestwood Equity Partners LP (g)	11,224	336
Magellan Midstream Partners LP (g)	10,100	494
Mcdermott International *	422,414	207
Superior Energy Services *	60,887	2,375
		3,412
Financials – 0.1%
Rescap Liquidating Trust	311,918	234

RiverPark Strategic Income Fund June 30, 2021 (Unaudited)

Description	Shares/Face Amount (000)‡	Value (000)
Health Care – 1.3%
Intercure *	392,808	$2,805

Information Technology – 0.4%
Latch *	64,765	795

Materials – 1.2%
Barrick Gold	22,800	471
RA Parent * (b) (d)	56	$2,187
		2,658
Real Estate – 0.4%
Alpine Income Property Trust	22,472	427
CTO Realty Growth	9,205	493
		920
Total Common Stock
(Cost $16,489) (000)		14,765

Convertible Bonds — 3.5%
Communication Services – 0.5%
DISH Network CV to 15.3429
3.375%, 08/15/26	1,101	1,126

Health Care – 2.1%
Tilray CV to 5.9735
5.000%, 10/01/23	737	726
UpHealth CV to 93.8967
6.250%, 06/15/26 (a)	4,592	4,041
		4,767
Industrials – 0.9%
Uber Technologies CV to 12.3701
0.000%, 12/15/25 (a) (c)	1,836	1,871

Total Convertible Bonds
(Cost $8,352) (000)		7,764

Preferred Stock — 2.9%
Energy – 0.6%
NGL Energy Partners LP(g)
9.000%(g)	86,510	1,276

Financials – 0.2%
Federal Home Loan Mortgage*
5.100%*	37,004	126

Description	Shares/Face Amount (000)‡/Number of Warrants	Value (000)
Financials – continued
Federal National Mortgage Association*
0.000%*(h)	111,012	$236
		362
Industrials – 0.1%
WESCO International
10.625%	8,200	254

Real Estate – 2.0%
CTO Realty Growth
6.375%	37,004	941
Gladstone Commercial
6.000%	18,500	470
Gladstone Land
5.000%	80,601	2,096
Monmouth Real Estate Investment
6.125%	39,030	986
		4,493
Total Preferred Stock
(Cost $6,528) (000)		6,385

Trade Claims — 2.4%
Energy – 2.4%
Brazos Electric Power *	5,778	5,200

Total Trade Claims
(Cost $5,236) (000)		5,200

Commercial Paper — 2.4%
Consumer Discretionary – 2.4%
General Motors Financial
0.000%, 07/19/21 (c)	5,395	5,394
Total Commercial Paper
(Cost $5,394) (000)		5,394

Warrants — 0.0%
Energy – 0.0%
Mcdermott International * (b)(d)
Expires 6/30/2027, Strike Price $12.33	258,269	3
Mcdermott International * (b)(d)
Expires 6/30/2027, Strike Price $15.98	286,965	—

RiverPark Strategic Income Fund June 30, 2021 (Unaudited)

Description	Number of Warrants/ Shares/ Face Amount (000)‡	Value (000)
Health Care – 0.0%
Alliance HealthCare Services#	224	—
GemmaCert (b)#
Expires 5/19/2024	21,135	—

Total Warrants
(Cost $153) (000)		3

Exchange-Traded Fund — 0.2%
Financials – 0.2%
Invesco Senior Loan ETF	18,436	$408
Total Exchange-Traded Fund
(Cost $410) (000)		408

Bank Loan Obligations — 16.4%
Automobile – 1.3%
Hertz Corporation, The, Loan (DIP), 1st Lien
8.250%, VAR LIBOR+0.073%, 12/31/21 (i)	2,856	2,861

Consumer Discretionary – 4.0%
First Brands Group, LLC, Initial Term Loan, 2nd Lien
9.500%, 03/30/28 (h)	3,393	3,419
Golden Nugget Online Gaming, Inc., 2020 Initial Term Loan, 1st Lien
13.000%, VAR LIBOR+0.120%, 10/04/23	2,416	2,682
Rising Tide, Term Loan, Inital Term Loan, 2nd Lien
9.000%, 05/25/29 (h)(i)	2,786	2,779
		8,880
Financials – 3.2%
JZ Capital Partners, Term Loans, 1st Lien
16.000%, 06/21/22 (b)(d)(h)(i)	6,138	6,138
Lealand Finance Company B.V., Take-Back Term Loan
4.104%, VAR LIBOR+4.000%, 06/30/25	2,235	993
		7,131

Description	Face Amount (000)‡	Value (000)
Health Care – 4.8%
ABB/Con-Cise Optical Group LLC, Initial Term Loan, 1st Lien
6.000%, 06/15/23 (h)	213	$206
Alliance HealthCare Services, Inc. , Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 10/20/23	1,416	1,398
Alliance HealthCare Services, Inc. , Initial Term Loan, 2nd Lien
12.000%, 04/24/24 (h)	717	645
GemmaCert, Term Loan
9.000%, 05/19/24 (b)(d)(h)(i)	402	402
Mallinckrodt International, 1st Lien
0.000%, 02/28/22 (i)	8,044	7,903
		10,554
Materials – 2.5%
Elevate Textiles, Inc., Initial Term Loan, 2nd Lien
5.370%, VAR LIBOR+5.367%, 05/01/24	1,149	1,105
Pixelle Specialty Solutions, LLC, Initial Term Loan, 1st Lien
7.500%, VAR LIBOR+6.500%, 10/31/24	3,310	3,308
Real Alloy Holding, Term Loan, 1st Lien
11.000%, 12/31/49 (b) (d)	1,211	1,211
		5,624
Real Estate – 0.6%
IEA Energy Services LLC, 2019 Refinancing Term Loan, 1st Lien
7.060%, VAR LIBOR+6.750%, 09/25/24	1,373	1,354

Total Bank Loan Obligations
(Cost $36,734) (000)		36,404

Total Investments — 95.6%
(Cost $215,799) (000)		$211,991

RiverPark Strategic Income Fund June 30, 2021 (Unaudited)

Description	Shares	Value (000)
Schedule of Securities Sold Short, Not Yet Purchased
Corporate Obligations — (1.8)%
Consumer Staples – (1.5)%
Conagra Brands
7.125%, 10/01/26	(1,000)	$(1,255)
Kraft Heinz Foods
3.000%, 06/01/26	(1,863)	(1,986)
		(3,241)
Health Care – (0.3)%
McKesson
3.950%, 02/16/28	(660)	(749)

Total Corporate Obligations
(Proceeds $3,575) (000)		(3,990)

Exchange-Traded Fund — (1.5)%
iShares iBoxx High Yield Corporate Bond ETF	(36,871)	(3,246)
Total Exchange-Traded Fund
(Proceeds $3,232) (000)		(3,246)

Common Stock — (0.4)%
Energy – (0.3)%
Crestwood Equity Partners LP(g)	(18,287)	(548)

Industrials – (0.1)%
GFL Environmental	(6,600)	(211)

Total Common Stock
(Proceeds $297) (000)		(759)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $7,104) (000)		$(7,995)
Written Options — 0.0%(j)
Total Written Options
(Premiums Received $124) (000)		$(90)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2021, is as follows (000):
Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	07/07/21	USD	3,612	EUR	3,031	$(17)
Brown Brothers Harriman	07/07/21	EUR	15,817	USD	19,073	316
Brown Brothers Harriman	07/07/21	USD	315	SEK	2,611	(10)
Brown Brothers Harriman	07/07/21	SEK	4,972	USD	596	16
Brown Brothers Harriman	07/07/21	NOK	32,973	USD	3,938	108
						$413

A list of the open option contracts held by the Fund at June 30, 2021 is as follows (000):

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
WRITTEN OPTIONS — 0.0%
Put Options
Crestwood Equity Partners LP*	(73)	$(219)	$30.00	07/17/21	$(6)
GFL Environmental*	(66)	(211)	30.00	07/17/21	(2)
iShares iBoxx $ Investment Grade Corporate Bond ETF*	(369)	(4,958)	133.00	07/17/21	(3)
Pershing Square Tontine Holdings*	(90)	(205)	25.00	07/17/21	(22)
View*	(167)	(142)	10.00	07/17/21	(27)
		(5,735)			(60)
Call Options
Latch*	(162)	(199)	12.50	07/17/21	(9)
Latch*	(209)	(256)	12.50	08/21/21	(22)
UpHealth*	(102)	(69)	10.00	07/17/21	–
		(524)			(31)
Total Written Options
(Premiums Received $124) (000)		$(6,259)			$(90)

RiverPark Strategic Income Fund June 30, 2021 (Unaudited)

The following is a list of the inputs used as of June 30, 2021 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$106,979	$—	$106,979
Bank Loan Obligations	—	28,653	7,751	36,404
Special Purpose Acquisition Companies	28,635	54	—	28,689
Common Stock	8,637	—	6,128	14,765
Convertible Bonds	—	7,764	—	7,764
Preferred Stock	1,177	5,208	—	6,385
Commercial Paper	—	5,394	—	5,394
Trade Claims	—	5,200	—	5,200
Exchange-Traded Fund	408	—	—	408
Warrants	—	—	3	3
Total Investments in Securities	$38,857	$159,252	$13,882	$211,991

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$(3,990)	$—	$(3,990)
Exchange-Traded Fund	(3,246)	—	—	(3,246)
Common Stock	(759)	—	—	(759)
Total Securities Sold Short, Not Yet Purchased	$(4,005)	$(3,990)	$—	$(7,995)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(90)	$—	$—	$(90)
Forwards Contracts*
Unrealized Appreciation	—	440	—	440
Unrealized Depreciation	—	(27)	—	(27)
Total Other Financial Instruments	$(90)	$413	$—	$323

*	Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value (000).

	Corporate Obligation	Common Stock	Trade Claims	Warrants	Bank Loan Obligations
Beginning balance as of October 1, 2020	$—	$4,226	$1,970	$57	$1,211
Change in unrealized appreciation/ (depreciation)	—	4,608	(325)	(54)	—
Realized gain/(loss)	—	(2,695)	267	—	—
Purchases	—	—	—	—	7,613
Sales	—	(11)	(1,912))	—	(1,073)
Transfer into Level 3	—	—	—	—	—
Transfer out of Level 3	—	—	—	—	—
Ending balance as of June 30, 2021	$—	$6,128	$—	$3	$7,751
Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$4,608	$(325)	$(54)	$—

	Written Options	Totals
Beginning balance as of October 1, 2020	$(127)	$7,337
Change in unrealized appreciation/ (depreciation)	—	4,229
Realized gain/(loss)	—	(2,428)
Purchases	—	7,613
Sales	127	(2,869)
Transfer into Level 3	—	—
Transfer out of Level 3	—	—
Ending balance as of June 30, 2021	$—	$13,882
Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$4,229

RiverPark Strategic Income Fund June 30, 2021 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2021. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at June 30, 2021 (000)	Valuation Technique	Unobservable Inputs	Range
Common Stock Appvion	$3,941	Multiples and Comparables Method	3.7x implied multiple on $23.6mm in EBITDA (total enterprise value) plus net cash of $15mm on 7.92mm shares outstanding.	6.6x-10.4x multiple (average multiple being 8.3x) of EBITDA on comparable public companies together with $97mm-$444mm in EBITDA and $137mm-$554mm of net debt for the companies.
Common Stock RA Parent	$2,187	Transactions Method, Comparable and Multiples	5.75x implied multiple on $56mm in EBITDA (total enterprise value) less net debt of $126mm on 5,000 shares outstanding. There was also a private transaction during the quarter-ended June 30, 2021, which was completed on 46.48 shares at a higher price of $42,383.82/share.	7.3x-10.5x multiples of EBITDA, with an average EBITDA of 8.3x, on comparable public companies together with $153mm-$175,360mm in EBITDA and $168mm-$482,810mm of net debt for the companies.

Assets	Fair Value at June 30, 2021 (000)	Valuation Technique	Unobservable Inputs	Range
Bank Loan Obligations Real Alloy	$1,211	Multiples Method	Net leverage of 2.2x (1.7x if removing one-time Covid-19 related costs) with EBITDA run rate of $56mm and net debt of $126mm. This loan is callable at any time at par and carries a coupon of LIBOR +10%.	2.2x-2.7x net leverage coupled with $56mm in EBITDA for the company.
Bank Loan Obligations JZ Capital Partners, Term Loan. 1st Lien	$6,138	Transactions Method	As part of a strategy to realize value from its investment portfolio and pay down debt, in December of 2020 the company finalized an agreement to sell a portion of its U.S. microcap portfolio for $90 million. In June of 2021, JZ Capital completed additional asset sales, which allowed for the full repayment of its the First Out Term Loans, and partial repayment of the Last Out Term Loans, resulting in a balance of approximately $35mm in Last Out Term Loans. Also, it has been agreed that at least 65% of any future sale proceeds would be applied to repaying its Last Out Term Loans. As of May 31, 2021, the company also reported a value of over $530mm of private investments and cash, and after subtracting real estate and further haircutting the values to be conservative, we believe there is at least $200-250 million of value to the remaining portfolio and assets versus the approximately $35 million of total senior loans.	—

RiverPark Strategic Income Fund June 30, 2021 (Unaudited)

Assets	Fair Value at June 30, 2021 (000)	Valuation Technique	Unobservable Inputs	Range
Bank Loan Obligations GemmaCert	$402	Transactions Method	In May of 2021, an agreement was reached in which we lent money to the company in the form of a 3-year secured loan, secured by substantially all assets, and accrues interest at a rate of 9% per year. Based on the company’s business results thus far, as well both its recent equity valuation and the security pledge given to us as lenders, we believe the value of the business is well in excess of the loan.	—
Warrants McDermott International	$3	Transactions Method	A bona-fide quote of .01 from an independent broker was used to support this valuation.	—

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended June 30, 2021, there were transfers in to Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Percentages are based on Net Assets of $221,888 (000).
‡	In U.S. Dollar unless otherwise indicated.
*	Non-income producing security.
#	Expiration Date and/or Strike Price not available.
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2021, these securities amounted to $83,130 (000) or 37.5% of Net Assets.
(b)	Level 3 security in accordance with fair value hierarchy.
(c)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time purchase.
(d)	Securities considered illiquid. The total value of such securities as of June 30, 2021 was $13,882 (000) and represented 6.3% of Net Assets.
(e)	Security in default on interest payments.
(f)	This security or a partial position of this security has been committed as collateral. The aggregate market value of the collateral as of June 30, 2021 was $9,482 (000).
(g)	Security considered Master Limited Partnership. At June 30, 2021, these securities amounted to $1,558 (000) or 0.7% of Net Assets.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(i)	Unsettled Bank Loan. Interest rate may not be available.
(j)	Refer to table below for details on Options Contracts.
(k)	Unfunded commitments as of June 30, 2021:

Asset Type	Symbol	Description	Unfunded Commitment (000)
Special Purpose Acquisition Companies	GNPK.R	Genesis Park Acquisition	$1,220
Special Purpose Acquisition Companies	LOKB.R	Live Oak Acquisition	2,457
Special Purpose Acquisition Companies	VACQ.R	Vector Acquisition II	1,245
Special Purpose Acquisition Companies	CTAC.R	Cerberus Telecom Acquisition	317
Corporate Obligations	BUZZ7	Buzzfeed	5,400
Total Unfunded Commitments			$10,639

CAD — Canadian Dollar

Cl — Class

CV — Convertible Security

ETF — Exchange Traded Fund

EUR — Euro

EURIBOR— Euro London Interbank Offered Rate

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NIBOR — Norwegian Interbank Offered Rate

NOK — Norway

PIK — Paid-in-Kind

REIT — Real Estate Investment Trust

SEK — Swedish Krona

Ser — Series

RiverPark Strategic Income Fund June 30, 2021 (Unaudited)

USD — U.S. Dollar

VAR— Variable Rate

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2100

RiverPark Floating Rate CMBS Fund June 30, 2021 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities — 97.6% (a)
Non-Agency Mortgage-Backed Obligation – 97.6%
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl G
3.973%, VAR ICE LIBOR USD 1 Month+3.900%, 01/15/34	$250	$250
BX Commercial Mortgage Trust, Ser 2020-FOX, Cl E
3.673%, VAR ICE LIBOR USD 1 Month+3.600%, 11/15/32	2,947	2,960
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl G
3.323%, VAR ICE LIBOR USD 1 Month+3.250%, 10/15/37	1,700	1,705
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl F
3.073%, VAR ICE LIBOR USD 1 Month+3.000%, 01/15/34	1,000	1,006
BX Commercial Mortgage Trust, Ser 2019-XL, Cl G
2.373%, VAR ICE LIBOR USD 1 Month+2.300%, 10/15/36	3,105	3,106
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl E
2.323%, VAR ICE LIBOR USD 1 Month+2.250%, 01/15/34	1,000	1,000
BX Commercial Mortgage Trust, Ser 20108-IND, Cl G
2.123%, VAR ICE LIBOR USD 1 Month+2.050%, 11/15/35	1,960	1,961
BX Commercial Mortgage Trust, Ser 2020-BXLP, Cl F
2.073%, VAR ICE LIBOR USD 1 Month+2.000%, 12/15/36	1,913	1,913
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl E
2.025%, VAR ICE LIBOR USD 1 Month+1.952%, 05/15/38	1,500	1,500
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl E
2.024%, VAR ICE LIBOR USD 1 Month+1.951%, 03/15/37	2,000	2,003
BX Trust, Ser 2021-SOAR, Cl F
2.450%, VAR ICE LIBOR USD 1 Month+2.350%, 06/15/38	2,000	2,002
BX Trust, Ser 2019-MMP, Cl C
1.523%, VAR ICE LIBOR USD 1 Month+1.450%, 08/15/36	2,985	2,978

Description	Face Amount (000)	Value (000)
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl G
3.323%, VAR ICE LIBOR USD 1 Month+3.250%, 12/15/37	$2,660	$2,668
Cold Storage Trust, Ser 2020-ICE5, Cl F
3.565%, VAR ICE LIBOR USD 1 Month+3.492%, 11/15/37	2,949	2,980
Credit Suisse Mortgage Capital Cartificates, Ser 2020-UNFI, Cl A
4.168%, 12/15/22 (b)	3,000	3,009
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
2.723%, VAR ICE LIBOR USD 1 Month+2.650%, 05/15/36	3,780	3,787
DBGS Mortgage Trust, Ser 20108-BIOD, Cl E
1.773%, VAR ICE LIBOR USD 1 Month+1.700%, 05/15/35	1,856	1,857
JP Morgan Chase Commercial Mortgage Securities, Ser 2021-MHC, Cl E
2.523%, VAR ICE LIBOR USD 1 Month+2.450%, 04/15/38	1,300	1,303
KKR Industrial Portfolio Trust, Ser 2020-AIP, Cl E
2.699%, VAR ICE LIBOR USD 1 Month+2.626%, 03/15/37	2,314	2,319
KKR Industrial Portfolio Trust, Ser 2021-KDIP, Cl F
2.123%, VAR ICE LIBOR USD 1 Month+2.050%, 12/15/37	2,500	2,495
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl F
2.673%, VAR ICE LIBOR USD 1 Month+2.600%, 11/15/34	1,764	1,763
MSCG Trust, Ser 2018-SELF, Cl F
3.123%, VAR ICE LIBOR USD 1 Month+3.050%, 10/15/37	295	295
MSCG Trust, Ser 2018-SELF, Cl D
1.723%, VAR ICE LIBOR USD 1 Month+1.650%, 10/15/37	2,000	2,001
Total Commercial Mortgage-Backed Securities
(Cost $46,399) (000)		46,861

Total Investments — 97.6%
(Cost $46,399) (000)		$46,861

RiverPark Floating Rate CMBS Fund June 30, 2021 (Unaudited)

As of June 30, 2021, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2021 there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $48,029 (000).
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2021, these securities amounted to $46,861 (000) or 97.6% of Net Assets.
(b)	This position is a one-month LIBOR floating rate commercial mortgage-backed security that is subject to a floor of 0.50%.

Cl — Class

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

Ser — Series

USD — U.S. Dollar

VAR— Variable Rate

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2100